SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | shares	2,317	2,619	3,894
Weighted average of remaining useful life	4 years 2 months 1 day	5 years 14 days
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 1,670	$ 1,670
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 10,370	$ 10,370